Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 83,715	$ 50,165
Restricted cash		200
Accounts receivable, net	$ 7,058	6,823
Inventory	7,099	6,425
Prepaid expenses and other assets	3,592	2,755
Total current assets	101,464	66,368
Restricted cash, non-current	80	192
Property and equipment, net	6,284	4,537
In-process research and development	1,782	2,399
Goodwill	45	50
Other intangible assets, net	179	273
Other assets	18	30
Total assets	109,852	73,849
Current liabilities:
Accounts payable	3,799	2,368
Accrued liabilities	9,949	7,070
Deferred income	1,654	1,993
Current portion of loans payable	79	137
Total current liabilities	15,481	11,568
Long-term portion of loans payable	386	454
Contingent purchase price consideration	1,293	1,218
Total liabilities	17,160	13,240
Shareholders’ equity:
Ordinary shares, £0.006705 nominal value; 36,183,293 and 40,103,528 shares authorized at December 31, 2015 and 2014, respectively, 22,549,488 and 17,614,650 shares issued and outstanding at December 31, 2015 and 2014, respectively	243	192
Additional paid-in capital	244,033	186,816
Accumulated deficit	(146,307)	(121,829)
Accumulated other comprehensive loss	(5,277)	(4,570)
Total shareholders’ equity	92,692	60,609
Total liabilities and shareholders’ equity	$ 109,852	$ 73,849